UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 99.2%
Corporate — 8.8%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, AMT (a):
Republic Services, Inc. Project, Series B, 5.25%, 6/01/23	$2,020	$2,164,632
Waste Management, Inc. Project, Series A, 5.13%, 7/01/31	4,000	4,013,800
California Pollution Control Financing Authority, Refunding RB:
Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,175,348
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	345	348,267

		8,702,047

County/City/Special District/School District — 25.4%
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 6/15/18	1,640	1,910,190
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,085,510
4.75%, 5/01/21	1,115	1,178,566
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	106,510
5.50%, 9/01/18	245	248,325
Fontana Public Finance Authority California, Refunding, Tax Allocation Bonds, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,397,478
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,701,550
Lathrop Financing Authority, RB, Water Supply Project, 5.80%, 6/01/21	470	471,659
Lodi Unified School District California, GO, Refunding (AGM), 4.00%, 8/01/18	1,000	1,108,620

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	$200	$224,398
Los Angeles Unified School District California, GO:
Election of 2004, Series H (AGM), 5.00%, 7/01/18	600	677,424
Series I, 5.00%, 7/01/20	2,000	2,345,500
Los Banos Unified School District California, GO, Election of 2008 (AGM), 5.00%, 8/01/18	475	538,052
San Marcos Unified School District California, GO, CAB (b):
0.00%, 8/01/17	385	365,461
0.00%, 8/01/18	500	462,105
Santa Clara Unified School District California, GO, Election of 2004, Series A, 5.00%, 7/01/18	1,690	1,963,679
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 4/01/19 (b)	4,590	3,429,602

		25,214,629

Education — 7.8%
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,423,911
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	2,952,625
Series S, 5.00%, 5/15/18	2,000	2,323,020

		7,699,556

Health — 8.9%
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 10/01/18	750	870,187
Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,693,106
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series D, 5.00%, 8/15/18	515	599,079

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series E-1, 5.00%, 4/01/44 (a)	$4,700	$5,296,947
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services, 5.00%, 5/15/18	300	334,569

		8,793,888

Housing — 2.4%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	755	800,036
3.50%, 2/01/19	1,480	1,583,082

		2,383,118

State — 11.8%
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,027,454
State of California, GO, Refunding:
5.00%, 9/01/18	3,400	3,946,040
5.00%, 11/01/20	20	20,078
Series A, 5.00%, 7/01/18	720	838,224
Various Purposes, 5.25%, 10/01/22	4,000	4,814,720
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,015

		11,656,531

Transportation — 10.9%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	580,755
Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	3,420	3,941,960
Port of Oakland California, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,863,125
5.00%, 5/01/19	3,000	3,468,060

		10,853,900

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities — 23.2%
California State Department of Water Resources, Refunding RB:
Power Supply, Series H, 5.00%, 5/01/22	$3,500	$4,036,480
Series L, 5.00%, 5/01/19	2,000	2,361,440
Series N, 5.00%, 5/01/19	3,500	4,132,520
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,165,900
Contra Costa California Water Authority, Refunding RB, California Water Treatment, Series A, 3.00%, 10/01/18	900	970,128
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,250,230
Cucamonga Valley California Water District, Refunding RB, Series A (AGM):
4.00%, 9/01/18	325	363,223
3.00%, 9/01/19	375	401,303
4.00%, 9/01/19	325	364,575
Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	699,882
Los Angeles California Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	2,965,100
Sacramento California Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	466,744
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	685	763,022

		22,940,547

Total Municipal Bonds in California		98,244,216

Guam — 0.3%
Utility — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	271,702

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.6%
State — 0.0%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series C, 5.75%, 7/01/19 (c)	$5	$6,038

Transportation — 0.6%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM), 6.00%, 7/01/18 (c)	535	632,183

Total Municipal Bonds in Puerto Rico		638,221

U.S. Virgin Islands — 0.8%
State — 0.8%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A (d):
5.25%, 10/01/14	360	369,007
5.25%, 10/01/14	455	466,384

Total Municipal Bonds in U.S. Virgin Islands		835,391

Total Long Term Investments (Cost — $95,349,253) — 100.9%		99,989,530

Short-Term Securities	Shares	Value

BIF California Municipal Money Fund, 0.00% (e)(f)	3,049,174	$3,049,174

Total Short-Term Securities (Cost — $3,049,174) — 3.1%		3,049,174

Total Investments (Cost — $98,398,427*) — 104.0%		103,038,704
Other Assets Less Liabilities — 1.0%		983,704
Preferred Shares, at Redemption Value — (5.0%)		(4,975,094)

Net Assets Applicable to Common Shares — 100.0%		$99,047,314

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$98,398,427

Gross unrealized appreciation		$4,676,929
Gross unrealized depreciation		(36,652)

Net unrealized appreciation		$4,640,277

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal or U.S. Treasury obligations.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BIF California Municipal Money Fund	9,303,179	(6,254,005)	3,049,174	$1

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	3

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$99,989,530	—	$99,989,530
Short-Term Securities	$3,049,174	—	—	3,049,174

Total	$3,049,174	$99,989,530	—	$103,038,704

[1]	See above Schedule of Investments for values in each sector.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2014	4

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2014